UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09583
                                                     ---------

                           UBS Eucalyptus Fund L.L.C.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
               --------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 212-882-5819
                                                            -------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2006
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                           UBS EUCALYPTUS FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)



                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006

                           UBS EUCALYPTUS FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006




                                    CONTENTS


 Statement of Assets, Liabilities and Members' Capital.......................1

 Statement of Operations.....................................................2

 Statements of Changes in Members' Capital...................................3

 Statement of Cash Flows.....................................................4

 Notes to Financial Statements...............................................5

 Schedule of Portfolio Investments...........................................13

                                                     UBS EUCALYPTUS FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2006

--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $264,978,658)                          $ 291,985,431
Cash and cash equivalents                                                            2,658,872
Receivables:
  Due from brokers                                                                  84,564,644
  Investments sold, not settled                                                     11,400,783
  Dividends                                                                            201,205
  Interest                                                                             107,871
Other assets                                                                             4,793
-------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                       390,923,599
-------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $92,272,107)        90,431,401
Payables:
  Margin loan                                                                       43,000,000
  Investments purchased, not settled                                                 2,613,180
  Withdrawals payable                                                                  488,610
  Management Fee                                                                       272,506
  Interest                                                                             225,667
  Professional fees                                                                    168,415
  Administration fee                                                                    99,543
  Dividends                                                                             75,718
  Other                                                                                 48,815
-------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                  137,423,855
-------------------------------------------------------------------------------------------------

NET ASSETS                                                                       $ 253,499,744
-------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                        $ 224,795,920
Accumulated net unrealized appreciation on investments
  and other assets and liabilities denominated in foreign currencies                28,703,824
-------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                 $ 253,499,744
-------------------------------------------------------------------------------------------------


  The accompanying notes are an integral part of these financial statements.   1

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006

--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest                                                             $  1,257,704
Dividends (less foreign withholding taxes of $119,150)                  1,055,824
------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                 2,313,528
------------------------------------------------------------------------------------

EXPENSES

Management Fee                                                          1,674,226
Interest                                                                1,000,402
Dividends                                                                 696,234
Administration fee                                                        144,327
Professional fees                                                         109,628
Miscellaneous                                                              94,510
------------------------------------------------------------------------------------

TOTAL EXPENSES                                                          3,719,327
------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                    (1,405,799)
------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
             FROM INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) from:
  Investments                                                          17,119,005
  Foreign currency transactions                                           (92,364)
Change in net unrealized appreciation/depreciation from:
  Investments                                                         (30,535,281)
  Other assets and liabilities denominated in foreign currencies           56,087
------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS
             FROM INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS       (13,452,553)
------------------------------------------------------------------------------------

NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS             $(14,858,352)
------------------------------------------------------------------------------------




  The accompanying notes are an integral part of these financial statements.   2

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                        PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED)
                                                AND YEAR ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                       MANAGER              MEMBERS              TOTAL
-----------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2005                                  $  7,471,844        $ 274,047,360       $ 281,519,204

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                    (100,578)          (3,900,014)         (4,000,592)
  Net realized gain from investments
       and foreign currency transactions                                  292,960            9,268,708           9,561,668
  Change in net unrealized
       appreciation/depreciation from investments and other
       assets and liabilities denominated in foreign currencies           527,216           18,136,333          18,663,549
Incentive allocation                                                    4,355,348           (4,355,348)                 --
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                          5,074,946           19,149,679          24,224,625
-----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                    586,659           24,814,286          25,400,945
  Members' withdrawals                                                   (916,987)         (49,233,305)        (50,150,292)
  Syndication costs                                                          (331)             (12,669)            (13,000)
-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
       FROM CAPITAL TRANSACTIONS                                         (330,659)         (24,431,688)        (24,762,347)
-----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2005                                $ 12,216,131        $ 268,765,351       $ 280,981,482
-----------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                     (80,411)          (1,325,388)         (1,405,799)
  Net realized gain from investments
       and foreign currency transactions                                  562,986           16,463,655          17,026,641
  Change in net unrealized
       appreciation/depreciation from investments and other
       assets and liabilities denominated in foreign currencies          (952,099)         (29,527,095)        (30,479,194)
Incentive allocation                                                      509,871             (509,871)                 --
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                             40,347          (14,898,699)        (14,858,352)
-----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                         --            3,436,401           3,436,401
  Members' withdrawals                                                 (4,403,881)         (11,655,906)        (16,059,787)
-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
       FROM CAPITAL TRANSACTIONS                                       (4,403,881)          (8,219,505)        (12,623,386)
-----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2006                                    $  7,852,597        $ 245,647,147       $ 253,499,744
-----------------------------------------------------------------------------------------------------------------------------


 The accompanying notes are an integral part of these financial statements.   3

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in Members' capital derived from operations                           $ (14,858,352)
Adjustments to reconcile net decrease in Members' capital derived from operations to net cash used in operating activities:
  Purchases of investments                                                          (139,678,235)
  Proceeds from disposition of investments                                            57,227,600
  Cost to cover short sales                                                           69,456,161
  Net realized gain from investments                                                 (17,119,005)
  Change in net unrealized appreciation/depreciation from investments                 30,535,281
     and liabilities denominated in foreign currency
Accretion of Royalty Discount and Amortization of Royalty Premium                       (115,435)
  Changes in assets and liabilities:
    (Increase) decrease in assets:
       Due from brokers                                                              (28,207,602)
       Investments sold, not settled                                                  26,301,103
       Dividends                                                                        (201,205)
       Interest                                                                           28,036
       Other assets                                                                       (3,986)
    Increase (decrease) in payables:
      Investments purchased, not settled                                                (490,826)
      Management fee                                                                     (11,895)
      Interest                                                                            67,861
      Professional fees                                                                   29,322
      Administration fee                                                                  49,106
      Dividends                                                                           43,797
      Other                                                                               19,204
---------------------------------------------------------------------------------------------------
NET CASH USED IN OPERATING ACTIVITIES                                                (16,929,070)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                   3,436,401
Margin loan                                                                           27,000,000
Members' withdrawals                                                                 (13,268,044)
Manager withdrawals                                                                   (4,403,881)
---------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                             12,764,476

Net decrease in cash and cash equivalents                                             (4,164,594)
Cash and cash equivalents--beginning of period                                         6,823,466
---------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                           $   2,658,872
---------------------------------------------------------------------------------------------------


Supplemental cash flows disclosure:
      Interest paid                                                                $     932,541
---------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these financial statements.   4

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         UBS Eucalyptus Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 26, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing primarily in equity and equity related securities of health sciences companies worldwide, with an emphasis on companies in the biotechnology and pharmaceuticals sectors. Although the Fund will invest primarily in publicly traded securities, it may invest up to 15% of the value of its total assets (measured at the time of purchase) in restricted securities and other investments which are illiquid. Private securities typically will be purchased in negotiated transactions and will include among others, common stock, preferred stock and private investments in public equities ("PIPEs"). The Fund also may invest in securities of both established and emerging companies, the securities of which may be denominated in foreign currencies. The Fund commenced operations on November 22, 1999.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Eucalyptus Management, L.L.C. (the "Manager") a Delaware limited liability company, to provide investment advice to the Fund.

         The Manager is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") and OrbiMed Advisers L.L.C. ("OrbiMed"). UBSFA is the Managing Member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by OrbiMed manage the Fund's investment portfolio on behalf of the Manager under the oversight of UBSFA's personnel. OrbiMed is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year. A Member's interest in the Fund, or a portion thereof, can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES

         A. PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities.

         If market quotations are not readily available, the securities described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund holds no such securities at June 30, 2006.

         When the Fund purchases restricted securities of a class that has been sold to the public or PIPEs, fair valuation would often be market value less a discount to reflect contractual or legal restrictions limiting resale for those securities. Such discount is reduced over the period of the restriction.

         Private securities including warrants are valued at fair value pursuant to the Fund's valuation procedures. In such situations, the Fund's investment is revalued in a manner that the Manager, following procedures approved by the Directors, determines best reflects its fair value. Private securities are initially carried at their original funded cost. The carrying value of these securities is adjusted when transactions or events occur that directly affect the value of such securities. Downward adjustments relating to such securities are also made in the event that the eventual realizable value is determined to be less than the carrying value. Royalty stream investments with a total value of $4,813,523 were fair valued at June 30, 2006 by the Manager.

         Fair value represents a good faith approximation of the value of an asset and is used where there is no public market or possibly no market at all for a company's securities. The fair values of one or more assets, in retrospect, may not be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund's net asset value. As a result, the

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A. PORTFOLIO VALUATION (CONTINUED)

         Fund's issuance or repurchase of its Interests at a time when it owns securities that are valued at fair value may have the effect of diluting or increasing the economic interest of existing investors.

         All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

         On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund holds no such securities or liabilities at June 30, 2006.

         Foreign-denominated assets may involve more risks than domestic transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

         B. SECURITIES TRANSACTIONS AND INCOME RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expense are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         C. FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Syndication costs are charged to capital as incurred.

         D. INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

         E. CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F. USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     3.  RELATED PARTY TRANSACTIONS

         UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly management fee (the "UBSFA Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee is paid to UBSFA out of the Fund's assets and debited against the Member's capital accounts, excluding the Manager's capital account. A portion of the Fee is paid by UBSFA to OrbiMed.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

     3.  RELATED PARTY TRANSACTIONS (CONTINUED)

         UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through UBS FSI and its affiliates. For the period from January 1, 2006 to June 30, 2006, UBS FSI and its affiliates earned brokerage commissions of $36,244 from portfolio transactions executed on behalf of the Fund.

         The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Fee which is similarly allocated to all Members other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund and generally at the end of each fiscal year thereafter, upon a Member's withdrawal from the Fund, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, (defined as net increase in Members Capital derived from operations) if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the period from January 1, 2006 to June 30, 2006 and the year ended December 31, 2005 was $509,871 and $4,355,348; respectively, and has been recorded as an increase to the Manager's capital account, such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund. For Members which were not in the Fund for twelve months as of the June 30, 2006 or as of the year ended December 31, 2005, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

         Each Director of the Fund receives an annual retainer of $7,500 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the period from January 1, 2006 to June 30, 2006 were $15,160.

         As described in the private placement memorandum, certain brokerage arrangements provide that OrbiMed receives soft dollar credits related to brokerage commissions paid by the Fund. Such credits can be used by OrbiMed for research and related services that would then be paid for or provided by the broker. The research services obtained by OrbiMed through the use of soft dollar credits can be for the benefit of the Fund or other accounts managed by OrbiMed.

     4.  ADMINISTRATION AND CUSTODIAN FEES

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

     4.  ADMINISTRATION AND CUSTODIAN FEES (CONTINUED)

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and
         (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

     5.  SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment securities, for the period from January 1, 2006 to June 30, 2006, amounted to $139,678,235 and $126,683,761 respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $58,103,562 and $69,456,161 respectively, and purchases and sales of options and warrants amounting to $2,559,956 and $2,068,233 respectively. Net realized gain resulting from short positions were $3,680,586 for the period from January 1, 2006 to June 30, 2006.

         At June 30, 2006, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accumulated net unrealized appreciation on investments was $28,703,823 consisting of $76,467,785 gross unrealized appreciation and $47,763,962 gross unrealized depreciation.

     6.  SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the period from January 1, 2006 to June 30, 2006, the Fund's average interest rate paid on borrowings was 5.82% per annum and the average borrowings outstanding were $1,139,246. The Fund had borrowings outstanding at June 30, 2006 totaling $43,000,000 recorded on a margin loan. Interest expense for the period from January 1, 2006 to June 30, 2006 was $1,000,402 of which $225,667 was payable at period end.

     7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

     7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

         Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from brokers (Morgan Stanley & Co. Incorporated and Goldman Sachs & Co.) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

         The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio  positions.  The  Fund  may also  purchase  and sell  forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

         During the period from January 1, 2006 to June 30, 2006, the Fund did not trade any futures contracts.

     8.  INDEMNIFICATION

         In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------



     9.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                      PERIOD FROM
                                    JANUARY 1, 2006                           YEARS ENDED DECEMBER 31,
                                   TO JUNE 30, 2006
                                      (UNAUDITED)         2005           2004           2003           2002          2001
                                   ----------------       ----           ----           ----           ----          ----
Ratio of net investment loss to
average net assets****                 (1.03)%*          (1.48)%        (1.38)%        (1.43)%         (1.13)%       (0.95)%
Ratio of total expenses to
average net assets before
incentive****                           2.73%*            2.20%          1.94%          1.98%           2.00%         1.70%
Ratio of total expenses to
average net assets after
incentive*****                          3.10%*            3.82%          2.21%          2.01%           2.00%         5.65%

Portfolio turnover rate                18.03%            62.86%         57.85%         65.34%          73.26%        73.08%
Total return before incentive
allocation**                           (5.65)%           10.50%          3.91%         38.98%         (30.18)%       (3.27)%
Total return after incentive
allocation ***                         (5.65)%            8.40%          3.13%         31.18%         (30.18)%       (3.27)%

Average debt ratio****                  0.41%             0.37%          8.61%         13.18%          17.11%         5.57%


Net asset value at end of period    $253,499,744     $280,981,482    $281,519,204    $247,119,114   $177,349,355   $328,375,770


     *   Annualized.

    ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

   *** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual member's ratios and return may vary from the above based on incentive allocation, if applicable and the timing of capital transactions.

  **** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

 ***** Ratio of total expenses to average net assets after incentive allocation to the Manager may vary from the above for individual Members due to incentive allocation if applicable and timing of capital transactions.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2006

       PAR                                                                                               MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------
                    INVESTMENTS IN SECURITIES (UNITED STATES UNLESS OTHERWISE NOTED) (115.18%)
                    CORPORATE BONDS (1.76%)
                    MEDICAL - BIOMEDICAL/GENETICS (1.76%)
        3,798,000   Xoma Ltd., 6.50%, 02/01/12                                                        $         4,462,650
                                                                                                      ---------------------
                    TOTAL CORPORATE BONDS (Cost $3,831,234)                                                     4,462,650
                                                                                                      ---------------------

                    ROYALTY STREAM (1.90%)
                    PHARMACEUTICALS (1.90%)
        1,524,336   Cubicin Royalty, 0.00%, 01/01/49 (c)                                                        1,536,865
        3,000,000   Xolair Royalty, 0.00%, 01/01/49 (c)                                                         2,922,637
          374,294   Zerit Royalty, 0.00%, 01/01/49 (c)                                                            354,021
                                                                                                      ---------------------
                                                                                                                4,813,523
                                                                                                      ---------------------
                    TOTAL ROYALTY STREAM (Cost $4,698,088)                                                      4,813,523
                                                                                                      ---------------------

      SHARES
-------------------

                    COMMON STOCK (111.21%)
                    DENTAL SUPPLIES & EQUIPMENT (1.81%)
          621,000   Align Technology, Inc. *                                                                    4,589,190
                                                                                                      ---------------------

                    DIAGNOSTIC EQUIPMENT (4.06%)
           24,000   Cholestech Corp. *                                                                            304,800
          185,000   Gen-Probe, Inc. *, (a)                                                                      9,986,300
                                                                                                      ---------------------
                                                                                                               10,291,100
                                                                                                      ---------------------

                    DRUG DELIVERY SYSTEMS (1.90%)
           41,500   I-Flow Corp. *                                                                                449,030
          200,000   Penwest Pharmaceuticals Co. *, (b)                                                          4,366,000
                                                                                                      ---------------------
                                                                                                                4,815,030
                                                                                                      ---------------------

                    MEDICAL - BIOMEDICAL/GENETICS (40.34%)
          179,000   Affymetrix, Inc. *, (a)                                                                     4,582,400
          260,300   Amgen, Inc. *, (a)                                                                         16,979,369
        1,165,000   ARIAD Pharmaceuticals, Inc. *, (a)                                                          5,254,150
               --   Crucell NV-ADR *, (d)                                                                               4
          460,000   Cytogen Corp. *, (b)                                                                        1,150,000
          503,000   Entremed, Inc. *, (b)                                                                         829,950
          176,000   Genentech, Inc. *, (a)                                                                     14,396,800
          186,000   Genmab A/S - (Denmark) *, **                                                                5,994,086
          150,000   Genzyme Corp. *, (a)                                                                        9,157,500
          120,000   ICOS Corp. *                                                                                2,638,800
           73,600   InterMune, Inc. *, (a)                                                                      1,210,720
          857,000   Kosan Biosciences, Inc. *, (a)                                                              3,428,000
          136,900   LifeCell Corp. *, (a)                                                                       4,232,948
          322,000   Medimmune, Inc. *, (a)                                                                      8,726,200
          605,000   Millennium Pharmaceuticals, Inc. *, (a)                                                     6,031,850
          255,000   Momenta Pharmaceutical, Inc. *, (a)                                                         3,241,050
        1,500,000   Oscient Pharmaceuticals Corp. *                                                             1,290,000


     The preceding notes are an integral part of these financial statements.  13

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2006

      SHARES                                                                                             MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    MEDICAL -- BIOMEDICAL/GENETICS (CONTINUED)
          700,000   Oscient Pharmaceuticals Corp. *, (b)                                              $           602,000
          307,200   Savient Pharmaceuticals, Inc. *, (a)                                                        1,612,800
          600,000   Sirna Therapeutics, Inc. *                                                                  3,420,000
          204,000   Vertex Pharmaceuticals, Inc. *, (a)                                                         7,488,840
                                                                                                      ---------------------
                                                                                                              102,267,467
                                                                                                      ---------------------

                    MEDICAL -- DRUGS (48.02%)
          296,200   Adolor Corp. *, (a)                                                                         7,407,962
          385,000   Array BioPharma, Inc. *, (a)                                                                3,311,000
          213,000   Astellas Pharmaceutical Inc. - (Japan) **, (a)                                              7,825,745
           99,800   Cephalon, Inc. *, (a)                                                                       5,997,980
          371,000   Chugai Pharmaceutical Co., Ltd - (Japan) **, (a)                                            7,578,052
           21,000   Eisai Co., Ltd.- (Japan) **                                                                   946,070
          163,000   Eli Lilly and Co. (a)                                                                       9,009,010
           51,000   Endo Pharmaceuticals Holdings Inc. *, (a)                                                   1,681,980
           37,000   GlaxoSmithKline PLC - (United Kingdom) **                                                   1,034,032
          587,500   Indevus Pharmaceuticals *                                                                   3,213,625
          438,400   Ligand Pharmaceuticals, Inc. - Class B *, (a)                                               3,704,480
          104,700   Medivir AB - (Sweden) *, **                                                                   755,804
          239,800   Novartis AG - (Switzerland) **                                                             12,958,988
          269,400   OSI Pharmaceuticals, Inc. *, (a)                                                            8,879,424
          510,000   Pfizer, Inc. (a)                                                                           11,969,700
          400,000   Schering-Plough Corp. (a)                                                                   7,612,000
           24,000   Sepracor, Inc. *                                                                            1,371,360
            9,000   Serono SA - Class B - (Switzerland) **                                                      6,204,490
          175,000   Takeda Pharmaceutical Cos., Ltd. - (Japan) **, (a)                                         10,899,707
           19,000   Tsumura & Co.-(Japan) **                                                                      541,836
          199,000   Wyeth (a)                                                                                   8,837,590
                                                                                                      ---------------------
                                                                                                              121,740,835
                                                                                                      ---------------------
                    MEDICAL - GENERIC DRUGS (1.88%)
           11,000   Alpharma, Inc. - Class A                                                                      264,440
           71,000   Nippon Chemiphar Co., Ltd. - (Japan) **                                                       382,592
           12,000   Sawai Pharmaceutical Co., Ltd. - (Japan) **                                                   606,744
           96,200   Teva Pharmaceutical Industries Ltd. - ADR (d)                                               3,038,958
           19,000   Towa Pharmaceutical Co., Ltd.- (Japan) **                                                     465,381
                                                                                                      ---------------------
                                                                                                                4,758,115
                                                                                                      ---------------------
                    MEDICAL INSTRUMENTS (0.93%)
          177,400   Natus Medical, Inc. *                                                                       1,754,486
            9,500   St. Jude Medical, Inc.                                                                        307,990
           28,000   Stereotaxis, Inc. *                                                                           302,120
                                                                                                      ---------------------
                                                                                                                2,364,596
                                                                                                      ---------------------
                    MEDICAL PRODUCTS (0.12%)
            8,000   Baxter International, Inc.                                                                    294,080
                                                                                                      ---------------------

     The preceding notes are an integral part of these financial statements.  14

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2006

      SHARES                                                                                             MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)

                    THERAPEUTICS (12.15%)
        1,075,260   Adherex Technologies, Inc. - (Canada) *, **, (b)                                  $           705,818
          343,700   Anormed, Inc. - (Canada) *, **                                                              1,937,774
          796,500   BioMarin Pharmaceuticals, Inc. *, (a)                                                      11,445,705
          310,000   CV Therapeutics, Inc. *, (a)                                                                4,330,700
          119,000   Introgen Therapeutics, Inc. *                                                                 505,750
          386,000   NitroMed, Inc. *                                                                            1,864,380
          500,000   NPS Pharmaceuticals, Inc. *, (a)                                                            2,440,000
          164,500   Onyx Pharmaceuticals, Inc. *, (a)                                                           2,768,535
          235,100   Spectrum Pharmaceuticals, Inc. *, (b)                                                         916,890
          235,000   Tanox, Inc. *, (a)                                                                          3,250,050
          438,000   Vion Pharmaceuticals, Inc. *                                                                  626,340
                                                                                                      ---------------------
                                                                                                               30,791,942
                                                                                                      ---------------------
                    TOTAL COMMON STOCK (Cost $254,950,755)                                                    281,912,355
                                                                                                      ---------------------
                    WARRANTS (0.08%)
                    DRUG DELIVERY SYSTEMS (0.00%)
          930,000   DOR BioPharma, Inc., $0.88, 7/17/08 *, (b)                                                         --
                                                                                                      ---------------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.02%)
          115,000   Cytogen Corp., $6.00, 7/22/15 *, (b)                                                               --
          100,600   Entremed, Inc., $3.50, 12/27/09 *, (b)                                                             --
          100,000   MicroIslet, Inc., $1.00, 3/16/09 *, (b)                                                        60,000
              120   Orchid Cellmark, Inc., $8.05, 12/12/11 *, (b)                                                      --
               45   Orchid Cellmark, Inc., $21.70, 7/24/11 *, (b)                                                      --
               45   Orchid Cellmark, Inc., $23.50, 9/20/11 *, (b)                                                      --
          350,000   Oscient Pharmaceutical Corp., $2.22, 4/6/11 *, (b)                                                 --
          182,250   Prana Biotechnology, Ltd. - AUD 8.00, 4/28/09 *, **, (b), (e)                                      --
                                                                                                      ---------------------
                                                                                                                   60,000
                                                                                                      ---------------------
                    MEDICAL LABS & TESTING SERVICES (0.00%)
           26,400   Clarient, Inc., $2.75, 03/25/08 *, (b)                                                             --
                                                                                                      ---------------------
                    MEDICAL PRODUCTS (0.03%)
           11,572   Solexa Ltd., $13.58, 4/16/07 *, (b)                                                                --
           44,552   Solexa Ltd., $7.50, 11/18/10 *, (b)                                                            44,552
           34,898   Solexa Ltd., $7.50, 11/18/10 *, (b)                                                            34,898
                                                                                                      ---------------------
                                                                                                                   79,450
                                                                                                      ---------------------
                    THERAPEUTICS (0.03%)
          420,000   Adherex Technologies, Inc., - CAD $2.15, 12/15/08 *, **, (b)                                       --
          137,760   Adherex Technologies, Inc., - CAD $3.50, 5/20/07 *, **, (b)                                        --
           95,000   Isis Pharmaceuticals, Inc., $5.24, 8/22/10 *, (b)                                              76,998
          250,000   Spectrum Pharmaceuticals, Inc., $6.62, 9/14/11 *, (b)                                              --
                                                                                                      ---------------------
                                                                                                                   76,998
                                                                                                      ---------------------
                    TOTAL WARRANTS (Cost $491,745)                                                                216,448
                                                                                                      ---------------------

     The preceding notes are an integral part of these financial statements.  15

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2006

    NUMBER OF
    CONTRACTS                                                                                           MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------
                    CALL OPTIONS (0.22%)
                    DIAGNOSTIC EQUIPMENT (0.08%)
              395   Gen-Probe, Inc., $55.00, 11/18/06                                                 $           213,300
                                                                                                      ---------------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.02%)
            1,256   Medimmune, Inc., $32.50, 9/16/06                                                               43,960
              300   PDL Biopharma, Inc., $22.50, 8/19/06                                                            9,000
                                                                                                      ---------------------
                                                                                                                   52,960
                                                                                                      ---------------------
                    MEDICAL - DRUGS (0.02%)
            1,140   Elan Corp. PLC, $22.50, 10/21/06                                                               37,620
                                                                                                      ---------------------
                    THERAPEUTICS (0.10%)
              940   Gilead Sciences, Inc., $60.00, 8/19/06                                                        244,400
                                                                                                      ---------------------
                    TOTAL CALL OPTIONS (Cost $973,041)                                                            548,280
                                                                                                      ---------------------
                    PUT OPTIONS (0.01%)
                    MEDICAL - BIOMEDICAL/GENETICS (0.01%)
              360   PDL Biopharma, Inc., $17.50, 8/19/06                                                           28,800
              135   Vertex Pharmaceuticals, Inc., $20.00, 10/21/06                                                  3,375
                                                                                                      ---------------------
                                                                                                                   32,175
                                                                                                      ---------------------
                    TOTAL PUT OPTIONS (Cost $33,795)                                                               32,175
                                                                                                      ---------------------
                    INVESTMENTS IN SECURITIES (Cost $264,978,658)                                             291,985,431
                                                                                                      ---------------------

      SHARES
-------------------

                    SECURITIES SOLD, NOT YET PURCHASED ((35.67)%)
                    COMMON STOCK SOLD, NOT YET PURCHASED ((35.07)%)
                    DIAGNOSTIC EQUIPMENT ((0.32)%)
         (157,000)  Immunicon Corp. *                                                                            (817,970)
                                                                                                      ---------------------
                    DISPOSABLE MEDICAL EQUIPMENT ((1.50)%)
          (52,000)  C. R. Bard, Inc.                                                                           (3,809,520)
                                                                                                      ---------------------
                    DRUG DELIVERY SYSTEMS ((1.29)%)
         (556,500)  DepoMed, Inc. *                                                                            (3,266,655)
                                                                                                      ---------------------
                    MEDICAL - BIOMEDICAL/GENETICS ((7.01)%)
          (46,100)  ADVENTRX Pharmaceuticals, Inc. *                                                             (146,137)
         (180,700)  Arena Pharmaceuticals, Inc. *                                                              (2,092,506)
          (24,200)  BioSphere Medical, Inc. *                                                                    (153,670)
           (7,400)  Coley Pharmaceutical Group, Inc. *                                                            (85,470)
         (222,092)  Enzo Biochem, Inc. *                                                                       (3,349,147)
         (133,000)  Geron Corp. *                                                                                (917,700)
          (36,000)  Metabasis Therapeutics, Inc. *                                                               (274,680)
          (67,400)  Nektar Therapeutics *                                                                      (1,236,116)
         (147,600)  Neurochem, Inc. *                                                                          (1,554,228)
         (555,000)  StemCells, Inc. *                                                                          (1,137,750)


     The preceding notes are an integral part of these financial statements.  16

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2006

      SHARES                                                                                             MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    MEDICAL -- BIOMEDICAL/GENETICS (CONTINUED)
         (146,500)  Telik, Inc. *                                                                     $        (2,417,250)
         (398,000)  Tercica, Inc. *                                                                            (2,105,420)
         (138,500)  Unigene Laboratories, Inc. *                                                                 (415,500)
         (256,020)  Zeltia S.A. - (Spain) **                                                                   (1,882,332)
                                                                                                      ---------------------
                                                                                                              (17,767,906)
                                                                                                      ---------------------
                    MEDICAL -- DRUGS ((11.85)%)
         (124,000)  AstraZeneca PLC - (United Kingdom) **                                                      (7,485,823)
          (57,600)  Biovail Corp., (a)                                                                         (1,348,416)
         (266,100)  Bristol Myers Squibb Co.                                                                   (6,881,346)
         (166,000)  Elan Corp. PLC - ADR *, (d)                                                                (2,772,200)
          (66,000)  Sanofi-Aventis - (France) **                                                               (6,439,066)
         (260,100)  Taisho Pharmaceutical Co., Ltd.- (Japan) **                                                (5,108,030)
                                                                                                      ---------------------
                                                                                                              (30,034,881)
                                                                                                      ---------------------
                    MEDICAL INSTRUMENTS ((2.75)%)
         (176,000)  Abaxis, Inc. *                                                                             (3,937,120)
          (67,000)  Edwards Lifesciences Corp. *                                                               (3,043,810)
                                                                                                      ---------------------
                                                                                                               (6,980,930)
                                                                                                      ---------------------
                    MEDICAL LASER SYSTEMS ((0.33)%)
          (18,000)  Palomar Medical Technologies, Inc. *                                                         (821,340)
                                                                                                      ---------------------
                    MEDICAL PRODUCTS ((0.46)%)
          (95,300)  Alphatec Holdings, Inc. *                                                                    (600,390)
          (17,200)  Zoll Medical Corp. *                                                                         (563,472)
                                                                                                      ---------------------
                                                                                                               (1,163,862)
                                                                                                      ---------------------
                    STOCK INDEX ((5.78)%)
         (100,000)  iShares Nasdaq Biotechnology Index Fund                                                    (7,270,000)
         (105,000)  Pharmaceutical Holdrs Trust                                                                (7,380,450)
                                                                                                      ---------------------
                                                                                                              (14,650,450)
                                                                                                      ---------------------
                    THERAPEUTICS ((3.78)%)
         (208,400)  Hollis-Eden Pharmaceuticals, Inc. *                                                          (998,236)
          (33,000)  Insmed, Inc. *                                                                                (52,800)
         (319,400)  Introgen Therapeutics Inc *                                                                (1,357,450)
         (381,700)  Isis Pharmaceuticals, Inc. *                                                               (2,309,285)
         (108,600)  Mannkind Corp. *                                                                           (2,314,266)
         (197,300)  Neopharm, Inc. *                                                                           (1,051,609)
          (98,300)  Renovis, Inc. *                                                                            (1,504,973)
                                                                                                      ---------------------
                                                                                                               (9,588,619)
                                                                                                      ---------------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED
                    (Proceeds $(90,302,967))                                                                  (88,902,133)
                                                                                                      ---------------------


     The preceding notes are an integral part of these financial statements.  17

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2006

    NUMBER OF
    CONTRACTS                                                                                           MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------
                    WRITTEN OPTIONS ((0.60)%)
                    DIAGNOSTIC EQUIPMENT ((0.09)%)
             (474)  Gen-Probe, Inc., $50.00, 11/18/06 Put                                             $          (151,680)
             (395)  Gen-Probe, Inc., $65.00, 11/18/06 Call                                                        (73,075)
                                                                                                      ---------------------
                                                                                                                 (224,755)
                                                                                                      ---------------------
                    MEDICAL -- BIOMEDICAL/GENETICS ((0.21)%)
             (450)  Amgen, Inc., $65.00, 7/22/06 Put                                                              (53,100)
             (600)  Genentech, Inc., $75.00, 7/22/06 Put                                                          (25,800)
             (500)  Genzyme Corp., $55.00, 7/22/06 Put                                                            (15,000)
           (1,454)  ICOS Corp., $20.00, 7/22/06 Put                                                               (14,540)
             (575)  Lifecell Corp., $32.50, 7/22/06 Call                                                          (41,975)
           (1,256)  Medimmune, Inc., $27.50, 9/16/06 Put                                                         (238,640)
           (1,256)  Medimmune, Inc., $37.50, 9/16/06 Call                                                         (10,048)
             (360)  PDL Biopharma, Inc., $20.00, 8/19/06 Put                                                      (78,480)
             (135)  Vertex Pharmaceuticals, Inc., $25.00, 10/21/06 Put                                            (10,530)
             (435)  Vertex Pharmaceuticals, Inc., $40.00, 8/19/06 Call                                            (43,500)
                                                                                                      ---------------------
                                                                                                                 (531,613)
                                                                                                      ---------------------
                    MEDICAL -- DRUGS ((0.23)%)
             (990)  Chugai Pharmaceutical Co., Ltd., - JPY 2,745.60, 08/10/06 Call **                              (6,402)
             (627)  Eisai Co., Ltd., - JPY 5,402.00, 07/13/06 Put **                                             (152,888)
           (1,140)  Elan Corp. PLC, $17.50, 10/21/06 Call                                                        (191,520)
             (600)  OSI Pharmaceuticals, Inc., $30.00, 7/22/06 Call                                              (252,000)
                                                                                                      ---------------------
                                                                                                                 (602,810)
                                                                                                      ---------------------
                    MEDICAL PRODUCTS ((0.01)%)
             (800)  Solexa, Inc., $10.00, 7/22/06 Call                                                            (20,000)
                                                                                                      ---------------------
                    THERAPEUTICS ((0.06)%)
             (940)  Gilead Sciences, Inc., $52.50, 8/19/06 Put                                                    (56,400)
             (940)  Gilead Sciences, Inc., $65.00, 8/19/06 Call                                                   (87,420)
             (627)  Isis Pharmaceuticals, Inc., $7.50, 7/22/06 Call                                                (6,270)
                                                                                                      ---------------------
                                                                                                                 (150,090)
                                                                                                      ---------------------
                    TOTAL WRITTEN OPTIONS (PROCEEDS $(1,969,140))                                              (1,529,268)
                                                                                                      ---------------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(92,272,107))                               (90,431,401)
                                                                                                      ---------------------
         TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED -- 79.51%                      201,554,030
                                                                                                      ---------------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 20.49%                                                  51,945,714
                                                                                                      ---------------------
         TOTAL NET ASSETS -- 100.00%                                                                  $        253,499,744
                                                                                                      =====================

*   Non-income producing security.
**  Foreign.
(a) Partially or wholly held ($187,279,415 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(b) Private  investment in public equity (freely tradeable) at market value.

(c) Fair Value in good faith by the Board of Directors.


     The preceding notes are an integral part of these financial statements.  18

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2006

(d) ADR - American Depository Receipt.
(e) Australian Dollar.



                                                           June 30, 2006
INVESTMENT IN SECURITIES -- BY COUNTRY              PERCENTAGE OF NET ASSETS (%)
---------------------------------------             ----------------------------

United States of America                                       64.61%
Japan                                                           9.46%
Switzerland                                                     7.56%
Denmark                                                         2.36%
Canada                                                          1.04%
Sweden                                                          0.30%
Spain                                                          -0.74%
France                                                         -2.54%
United Kingdom                                                 -2.54%



Proxy Voting :
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the UBS Financial Services Inc.'s Alternative Investment Group at 1-800-580-2329.


     The preceding notes are an integral part of these financial statements.  19


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     (a)  Not applicable.

     (b)  Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Eucalyptus Fund L.L.C.
            --------------------------------------------------------------------
By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer
                           (principal executive officer)

Date      September 6, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date      September 6, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ C. Philip Tazza
                         -------------------------------------------------------
                           C. Philip Tazza, Principal Accounting
                           Officer (principal financial officer)

Date      September 6, 2006
    ----------------------------------------------------------------------------


 * Print the name and title of each signing officer under his or her signature.